American Mutual Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455

Vincent P. Corti
Secretary

January 5, 2011

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Mutual Fund
File Nos. 002-10607 and 811-00572

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 30, 2010 of the Registrant’s Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 44 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti